--------------------------------------------------------------------------------
GEORGIA
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200
================================================================================







Dear Shareholder:


We are pleased to present the annual report of Georgia Daily Municipal Income Fund, Inc. for the period July 14, 1998 (Commencement of Operations) through May 31, 1999.

The Fund had net assets of $6,822,631 and 40 active shareholder as of May 31, 1999.

Thank you for your support and we look forward to continuing to serve your cash management needs.




Sincerely,



\s\Steven W. Duff



Steven W. Duff
President









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
MAY 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date     Yield     (Note 1)   Moody's & Poor's
   ------                                                                             ----     -----      ------    -------  -------
Other Tax Exempt Investments (15.17%)
------------------------------------------------------------------------------------------------------------------------------------
 $  150,000  Cobb County, GA School District                                         12/31/99   2.85%   $  150,529    MIG-1
    100,000  Cobb County, GA TAN                                                     12/31/99   2.96       100,142    MIG-1    SP1+
    100,000  Commonwealth of Puerto Rico, TRAN                                       07/30/99   2.83       100,104    MIG-1    SP1+
    150,000  Fulton County, GA School District                                       12/31/99   2.98       150,186    MIG-1
    200,000  Gwinnett County, GA School District (Construction Sales Tax Notes)      12/31/99   3.10       200,366    MIG-1
    185,000  State of Georgia - Series B (b)                                         03/01/00   3.01       188,177
    145,000  State of Georgia - Series D                                             08/01/99   3.43       145,765     Aaa     AAA
 ----------                                                                                             ----------
  1,030,000  Total Other Tax Exempt Investments                                                          1,035,269
 ----------                                                                                             ----------
Other Variable Rate Demand Instruments (c) (71.89%)
------------------------------------------------------------------------------------------------------------------------------------
 $  300,000  Atlanta, GA Urban Residential Finance Authority
             MHRB (Parcel 25, Project A)
             LOC First Union National Bank                                           12/01/14   3.35%   $  300,000              A1
    440,000  Baldwin County, GA IDA (Williams Barnet And Sons Project)
             LOC Fleet National Bank                                                 12/01/99   3.72       440,000              A1
    100,000  Bartow County, GA Development Authority PCR
             (Georgia Power Company Plant)                                           06/01/23   3.35       100,000    VMIG-1
    200,000  Bartow County, GA Development Authority PCR
             (Georgia Power Company Plant)                                           03/01/25   3.50       200,000    VMIG-1    A1
    100,000  Brunswick & Glynn County, GA IDA
             (Coastal Sleeve Label Project) (b)
             LOC NationsBank                                                         07/01/10   3.35       100,000
    200,000  Burke County, GA PCR (Georgia Power Company Plant V)                    07/01/24   3.40       200,000    VMIG-1    A1
    100,000  Burke County, GA PCR (Georgia Power Company Vogtle) 2nd Series          04/01/25   3.40       100,000    VMIG-1    A1
    260,000  Clayton County, GA Housing Authority MHRB
             (Chateau Forest Apartments - E)
             Insured by FSA                                                          01/01/21   3.30       260,000    VMIG-1    A1+
    400,000  Cobb County Housing Authority, GA MHRB
             (Greenhouse Frey Apartments Project)
             Guaranteed by Federal National Mortgage Association                     09/15/26   3.40       400,000              A1+
    400,000  Dekalb County, GA Development Authority IDRB
             (Pet Inc. Project)
             LOC Credit Suisse First Boston                                          02/01/04   3.30       400,000      P1
    250,000  County of DeKalb, GA Housing Authority MHRB
             (Wood Hills Apartments)
             LOC Bank of Montreal                                                    12/01/07   3.30       250,000              A1+

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date     Yield     (Note 1)   Moody's & Poor's
   ------                                                                             ----     -----      ------    -------  -------
Other Variable Rate Demand Instruments (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  300,000  Development Authority Of Monroe County
             (Georgia Power Company) Series- 1995                                    07/01/25   3.40%   $  300,000      P1     A1
    100,000  Floyd County, GA Development Authority
             (Georgia Kraft Company Project)
             LOC Banque Nationale de Paris                                           12/01/15   3.45       100,000      P1
    150,000  Fulco, GA Hospital Authority RB (Shepherd Center, Inc. Project)
             LOC Wachovia Bank, N.A.                                                 09/01/17   3.15       150,000             A1+
    100,000  Glynn-Brunswick Memorial Hospital
             (Southeast GA Health Systems)
             Insured by MBIA Insurance Corp.                                         08/01/16   3.15       100,000    VMIG-1   A1
    200,000  Gwinnett County Georgia Hospital
             (Gwinnet Hospital System Incorporated)
             Insured by MBIA Insurance Corp.                                         09/01/27   3.40       200,000             A1+
    255,000  Macon-Bibb County, GA Hospital Authority RB
             (Medical Center of Central Georgia)
             LOC Suntrust Bank                                                       04/01/07   3.30       255,000    VMIG-1
    100,000  Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Bayerische Landesbank                                               03/01/20   3.30       100,000    VMIG-1   A1+
    150,000  Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC Landesbank Hessen                                                   06/01/20   3.20       150,000    VMIG-1   A1+
    150,000  Municipal Electric Authority of Georgia (General Resolution Projects)
             LOC ABN AMRO Bank N.V.                                                  01/01/26   3.30       150,000    VMIG-1   A1+
    300,000  Municipal Gas Authority of Georgia RB - Series A
             LOC Credit Suisse First Boston/Morgan Guaranty Trust Company
             /Wachovia Bank, N.A./ABN AMRO Bank, N.V./Bayerishe Landesbank           11/01/06   3.15       300,000             A1+
    150,000  Richmond County Development Authority Solid Waste RB
             (Evergreen Nylon Recycling)
             LOC Banque Nationale de Paris                                           07/01/32   3.30       150,000      P1     A1
    100,000  Savannah, GA EDA (Kaolin Company)
             LOC NationsBank                                                         07/01/27   3.35       100,000             A1+
    100,000  Savannah Port Authority (Pier 1 Imports)
             LOC Bank One, TX                                                        12/01/26   3.50       100,000             A1
 ----------                                                                                             ----------
  4,905,000  Total Other Variable Rate Demand Instruments                                                4,905,000
 ----------                                                                                             ----------
Put Bond (3.23%)
------------------------------------------------------------------------------------------------------------------------------------
 $  220,000  Puerto Rico Industrial, Medical & Environmental RB
             (Abbott Laboratories Project)                                           03/01/00   2.90%   $  220,000     Aa1     AAA
 ----------                                                                                             ----------
    220,000  Total Put Bond                                                                                220,000
 ----------                                                                                             ----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
MAY 31, 1999
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                            Maturity              Value             Standard
   Amount                                                                             Date     Yield     (Note 1)   Moody's & Poor's
   ------                                                                             ----     -----      ------    -------  -------
Tax Exempt Commercial Paper (8.06%)
------------------------------------------------------------------------------------------------------------------------------------
 $  400,000  Development Authority of Burke County, GA
             (Ogelthorpe Power 1998B)
             Insured by AMBAC Indemnity Corp.                                        06/23/99   3.35%   $  400,000    VMIG-1   A1+
    150,000  Puerto Rico Government Development Bank                                 06/02/99   3.30       150,000             A1+
 ----------                                                                                             ----------
    550,000  Total Tax Exempt Commercial Paper                                                             550,000
 ----------                                                                                             ----------
             Total Investments (98.35%) (Cost $6,710,269+)                                               6,710,269
             Cash and Other Assets, Net of Liabilities (1.65%)                                             112,362
                                                                                                        ----------
             Net Assets (100.00%)                                                                       $6,822,631
                                                                                                        ==========
             Net Asset Value, offering and redemption price per share:
             Class A Shares, 6,582,669 Shares Outstanding (Note 3)                                      $     1.00
                                                                                                        ==========
             Class B Shares,   239,962 Shares Outstanding (Note 3)                                      $     1.00
                                                                                                        ==========

             +    Aggregate cost for federal income tax purposes is identical.

FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated have been determined by the Fund's Board of Directors to be of comparable quality to the rated securities in which the Fund may invest.

(c) Securities payable on demand at par including accrued interest (usually with seven days notice) and where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

KEY:
     EDA      =   Economic Development Authority                  MHRB     =    Multi-family Housing Revenue Bond

     FSA      =   Financial Security Assurance                    PCR      =    Pollution Control Revenue

     IDA      =   Industrial Development Authority                RB       =    Revenue Bond

     IDRB     =   Industrial Development Revenue Bond             TAN      =    Tax Anticipation Note

     LOC      =   Letter of Credit                                TRAN     =    Tax and Revenue Anticipation Note


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
JULY 14, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31, 1999
================================================================================







INVESTMENT INCOME

 Income:

    Interest.............................................................................   $       108,385
                                                                                             --------------

 Expenses: (Note 2)

    Investment management fee............................................................            13,426

    Administration fee...................................................................             7,049

    Shareholder servicing fee (Class A)..................................................             8,205

    Custodian expenses...................................................................             1,042

    Shareholder servicing and related shareholder expenses...............................               800

    Legal, compliance and filing fees....................................................            12,959

    Audit and accounting.................................................................            49,043

    Directors' fees......................................................................             6,183

    Other................................................................................             1,140
                                                                                             --------------

      Total expenses.....................................................................            99,847

      Less:  Fees waived (Note 2)........................................................   (        20,475)

             Expenses paid indirectly  (Note 2)..........................................   (         1,250)

             Expenses reimbursed (Note 2)................................................   (        53,134)
                                                                                             --------------

      Net expenses.......................................................................            24,988
                                                                                             --------------

 Net investment income...................................................................            83,397



REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments.................................................           -0-
                                                                                             --------------

 Increase in net assets from operations..................................................   $        83,397
                                                                                             ==============


--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS
JULY 14, 1998 (COMMENCEMENT OF OPERATIONS) THROUGH MAY 31, 1999
================================================================================





INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income..................................................  $         83,397
    Net realized gain (loss) on investments................................               -0-
                                                                              ---------------
 Increase in net assets from operations....................................            83,397
 Dividends to shareholders from net investment income:
    Class A................................................................  (         81,415)*
    Class B................................................................  (          1,982)*
 Capital share transactions (Note 3)
    Class A................................................................         6,482,669
    Class B................................................................           239,962
                                                                              ---------------
        Total increase (decrease)..........................................         6,722,631
 Net assets:
    Beginning of period....................................................           100,000
                                                                              ---------------
    End of period..........................................................  $      6,822,631
                                                                              ===============

 *  Designated as exempt-interest dividends for federal income tax purposes.







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Summary of Accounting Policies.

Georgia Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. This Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. The Fund's financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -

     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -

     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -

     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), equal to .40% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
(Continued).

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

Pursuant to the Distribution and Service Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc., (the Distributor), an affiliate of the Manager, have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to its Class A shares. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund, only with respect to its Class A shares, a service fee equal to .25% of the Fund's average daily net assets.

For the period ended May 31, 1999 the Manager voluntarily waived investment management fees and administration fees of $13,426 and $7,049, respectively. In addition, although not required to do so, the Manager has agreed to reimburse expenses amounting to $53,134.

Included in the Statement of Operations under the caption "Custodian expenses" are expense offsets of $1,250.

Fees are paid to Trustees who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

3. Capital Stock.

At May 31, 1999, 20,000,000,000 of shares of $.001 par stock were authorized and capital paid in amounted to $6,822,631. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                 July 14, 1998
 Class A                             (Commencement of Operations) through
 -------                                         May 31, 1999
                                                 ------------
 Sold...................................             11,405,269
 Issued on reinvestment of dividends....                 74,457
 Redeemed...............................         (    4,997,057)
                                                  -------------
 Net increase (decrease)................              6,482,669
                                                  =============
                                               January 14, 1999
 Class B                               (Commencement of Sales) through
 -------                                         May 31, 1999
                                                 ------------
 Sold...................................              1,882,375
 Issued on reinvestment of dividends....                  1,626
 Redeemed...............................         (    1,644,039)
                                                  -------------
 Net increase (decrease)................                239,962
                                                  =============

4. Concentration of Credit Risk.

The Fund invests primarily in obligations of political subdivisions of the State of Georgia and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 45% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

5. Financial Highlights.
                                                               July 14, 1998
Class A                                                 (Commencement of Operations)
-------                                                         May 31, 1999
                                                                ------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................    $     1.00
                                                                 ----------=
 Income from investment operations:
   Net investment income....................................          0.022
 Less distributions:
   Dividends from net investment income.....................    (     0.022 )
                                                                 -----------
 Net asset value, end of period.............................    $     1.00
                                                                 ===========
 Total Return...............................................          2.50%*
 Ratios/Supplemental Data
 Net assets, end of period (000)............................    $     6,583
 Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+...          0.79%*
   Net investment income....................................          2.48%*
   Management and administration fees waived................          0.61%*
   Expenses reimbursed......................................          1.58%*
   Expense offsets..........................................          0.04%*


   *    Annualized
   +    Includes expense offsets.








--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

================================================================================

5. Financial Highlights. (Continued)
                                                             January 14, 1999
Class B                                                   (Commencement of Sales)
-------                                                         May 31, 1999
                                                                ------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.......................    $     1.00
                                                                 -----------
 Income from investment operations:
   Net investment income....................................          0.009
 Less distributions:
   Dividends from net investment income.....................    (     0.009 )
                                                                 -----------
 Net asset value, end of period.............................    $     1.00
                                                                 ===========
 Total Return...............................................          2.47%*
 Ratios/Supplemental Data
 Net assets, end of period (000)............................    $       240
 Ratios to average net assets:
   Expenses (net of fees waived and expenses reimbursed)+...          0.54%*
   Net investment income....................................          2.66%*
   Management and administration fees waived................          0.61%*
   Expenses reimbursed......................................          1.58%*
   Expense offsets..........................................          0.04%*


   *    Annualized
   +    Includes expense offsets.









--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

GEORGIA DAILY MUNICIPAL INCOME FUND, INC.
INDEPENDENT AUDITOR'S REPORT

================================================================================



The Board of Directors and Shareholders
Georgia Daily Municipal Income Fund, Inc.

We have audited the accompanying statement of net assets of Georgia Daily Municipal Income Fund, Inc. as of May 31, 1999, and the related statements of operations, the statement of changes in net assets and the financial highlights for the period from July 14, 1998 (Commencement of Operations) through May 31, 1999. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 1999, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Georgia Daily Municipal Income Fund, Inc. as of May 31, 1999, the results of its operations, the changes in its net assets and the financial highlights for the period from July 14, 1998 through May 31, 1999, in conformity with generally accepted accounting principles.



                                        \s\McGladrey & Pullen, LLP




New York, New York
June 28, 1999





--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






GEORGIA
DAILY
MUNICIPAL
INCOME
FUND, INC.





                                  Annual Report
                                  May 31, 1999












--------------------------------------------------------------------------------

--------------------------------------------------------------------------------







-------------------------------------------------------
This report is submitted  for the general  information
of the  shareholders of the Fund. It is not authorized
for distribution to prospective  investors in the Fund
unless   preceded  or   accompanied  by  an  effective
prospectus,  which includes information  regarding the
Fund's  objectives  and  policies,  experience  of its
management,   marketability   of  shares,   and  other
information.
-------------------------------------------------------





Georgia Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105


Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020


GA599A



--------------------------------------------------------------------------------